Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Number of ordinary shares outstanding	Share capital	Treasury shares	Other paid in capital	Other reserves	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2020		190,212,847
Beginning balance at Dec. 31, 2020	€ 2,805		€ 0	€ (175)	€ 4,583	€ 1,687	€ (3,290)
Loss for the year	(34)						(34)
Other comprehensive income (loss)	(919)					(919)
Reclassification of gain (loss) on sale of long term investments	0					(134)	134
Reclassification of tax effect of gain on sale of long term investments	0					30	(30)
Issuance of ordinary shares		2,000,000
Repurchases of ordinary shares		(2,458,234)
Repurchases of ordinary shares	(89)			(89)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares		2,397,198
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	167			4	163
Restricted stock units withheld for employee taxes	(54)					(54)
Share-based compensation	222					222
Income tax impact associated with share-based compensation	21					21
Ending balance (in shares) at Dec. 31, 2021		192,151,811
Ending balance at Dec. 31, 2021	2,119		0	(260)	4,746	853	(3,220)
Loss for the year	(430)						(430)
Other comprehensive income (loss)	275					275
Reclassification of gain (loss) on sale of long term investments	€ 0					(3)	3
Issuance of ordinary shares		1,243,901
Repurchases of ordinary shares	(1,209,040)	(1,209,040)
Repurchases of ordinary shares	€ (2)			(2)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares		1,106,597
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	43				43
Restricted stock units withheld for employee taxes	(40)					(40)
Share-based compensation	385					385
Income tax impact associated with share-based compensation	51					51
Ending balance (in shares) at Dec. 31, 2022		193,293,269
Ending balance at Dec. 31, 2022	2,401		0	(262)	4,789	1,521	(3,647)
Loss for the year	(532)						(532)
Other comprehensive income (loss)	14					14
Reclassification of gain (loss) on sale of long term investments	€ 0					3	(3)
Issuance of ordinary shares		4,484,819
Repurchases of ordinary shares	(4,450,000)	(4,450,000)
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares		3,815,301
Issuance of shares upon exercise of stock options, restricted stock units, and contingently issuable shares	€ 366				366
Restricted stock units withheld for employee taxes	(71)					(71)
Share-based compensation	322					322
Income tax impact associated with share-based compensation	€ 23					23
Ending balance (in shares) at Dec. 31, 2023	197,143,389
Ending balance at Dec. 31, 2023	€ 2,523		€ 0	€ (262)	€ 5,155	€ 1,812	€ (4,182)